REVENUES BY PRODUCT	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
REVENUES BY PRODUCT

13. REVENUES BY PRODUCT

	December 31,
	2022	2023	2024
	US$’000	US$’000	US$’000
Sale of sugar	154,757	116,443	86,599
Sale of rice	34,200	26,440	18,680
Sale of oils and fats products	17,568	47,623	26,642
Sale of others	192	218	448
	206,717	190,724	132,369

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has three operating segments as defined by ASC 280 as follow:

1.	Sale of sugar
2.	Sale of rice
3.	Sale of oil and fat products
4.	Sale of others

Information regarding the results of each reportable segment is included below. Performance is measured based on segment revenue and gross profit, as included in the internal management reports that are reviewed by the Company’s CODM. Both segment revenue and gross profit are used to measure performance as management believes that such information is the most relevant in evaluating the level of activities and results of these segments.

The following table presents summary information by product type for the years ended December 31, 2024, 2023 and 2022, respectively:

	For the year ended December 31, 2024
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue	86,599	18,680	26,642	448	132,369
Gross Profit	1,209	98	969	49	2,325

	For the year ended December 31, 2023
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue	116,443	26,440	47,623	218	190,724
Gross Profit	3,333	1,115	2,558	23	7,029

	For the year ended December 31, 2022
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue	154,757	34,200	17,568	192	206,717
Gross Profit	9,686	2,100	1,079	12	12,877

The following table presents summary information by geographic region for the fiscal years ended December 31, 2022, 2023 and 2024, respectively.

	For the year ended December 31,
	2022	2023	2024
	US$’000	US$’000	US$’000
Africa	56,863	80,637	68,448
China	16,629	17,731	11,957
Indonesia	79,645	22,502	12,672
Vietnam	28,663	9,109	6,999
Philippines	3,237	19,372	2,850
Thailand	1,980	13,119	12,989
Singapore	8,808	18,889	10,105
Other countries	10,892	9,365	6,349
Total	206,717	190,724	132,369

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the year ended December 31, 2024
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Timing of revenue recognition:
Point in time	86,599	18,680	26,642	448	132,369

	For the year ended December 31, 2023
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Timing of revenue recognition:
Point in time	116,443	26,440	47,623	218	190,724

	For the year ended December 31, 2022
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Timing of revenue recognition:
Point in time	154,757	34,200	17,568	192	206,717

All assets and operations of the Company are located in Singapore, and accordingly, no segmental analysis of segment assets is presented.